Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and equipment

Property and equipment consist of the following:

	December 31, 2020	December 31, 2019

Electronic devices	$161,571	$123,697
Office equipment, fixtures and furniture	83,380	78,148
Automobile	58,943	55,244
Computer and network equipment	369,654	322,209
Leasehold improvement	346,478	302,521
Construction in progress	1,971,568	1,799,997
Subtotal	2,991,594	2,681,816
Less: accumulated depreciation and amortization	(798,405)	(664,759)
Total	$2,193,189	$2,017,057

Schedule of Construction-in-progress

Construction-in-progress consists of the following as of December 31, 2020:

Construction-in-progress description	Value	Estimated Completion date	Estimated Additional Cost to Complete
Guiyang Longdongbao Project (cloud computing facility in Guiyang)	$12,260,536	August 2022	Approximately $10 million